Organization and Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Operations
1.
Organization and Operations

Nature of the Business

flyExclusive, Inc. is a holding company that has no material assets other than its ownership in LGM Enterprises, LLC ("LGM"). flyExclusive, Inc. operates and controls all of the businesses and operations of LGM and LGM's subsidiaries. flyExclusive Inc. and its predecessor for accounting purposes, LGM, are collectively referred to herein as “flyExclusive” or the “Company.” flyExclusive is a premier owner, operator of jet aircraft and aircraft sales, with a focus on private jet charter. The Company's businesses provide separate offerings such as wholesale and retail ad hoc flights, a jet club program, partnership program, fractional program, and other services as well.

As part of its plan to become a full-service private aviation company, in 2021, the Company launched its maintenance, repair, and overhaul operations (“MRO”), offering maintenance, interior and exterior refurbishment to third parties in addition to maintaining its own fleet.

On December 27, 2023 (the "Closing Date"), EG Acquisition Corp., a Delaware corporation ("EGA"), and LGM, a North Carolina limited liability company, consummated a business combination (the "Merger", see Note 4 "Merger") pursuant to the equity purchase agreement dated October 17, 2022 and subsequent amendment to the equity purchase agreement dated April 21, 2023, (collectively, the "Equity Purchase Agreement" or "EPA"). In connection with the closing of the Merger, EGA changed its name to flyExclusive, Inc. The common stock of flyExclusive ("flyExclusive Common Stock" or the "Company's Common Stock") and the public warrants of flyExclusive (the “Public Warrants”) commenced trading on The NYSE American LLC under the symbol "FLYX" and "FLYX WS", respectively, on December 28, 2023.

Basis of Presentation

The accompanying condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and with the rules and regulations of the United States Securities and Exchange Commission (the “SEC”).

In the opinion of management, the condensed consolidated financial statements reflect all adjustments, consisting of normal recurring accruals, which are necessary for the fair presentation of the financial condition, and results of operations for the interim periods presented.

The accompanying condensed consolidated financial statements were prepared in accordance with the requirements for interim financial information. Accordingly, these interim financial statements have not been audited and exclude certain disclosures required for annual financial statements. Also, the operating results presented for interim periods are not necessarily indicative of the results that may be expected for any other interim period or for the entire year. These interim financial statements should be read in conjunction with the audited consolidated financial statements of the Company included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2023.

Principles of Consolidation

The condensed consolidated financial statements include the accounts of flyExclusive, its wholly-owned subsidiaries, all majority owned subsidiaries where the ownership is more than 50% and the accounts of variable interest entities (“VIE”) for which flyExclusive or one of its subsidiaries is the primary beneficiary, regardless of the ownership percentage.

All significant intercompany transactions and balances have been eliminated in consolidation. Where the Company’s ownership interest is less than 100%, the non-redeemable noncontrolling ownership interests held by third parties in the financial position and operating results of the Company’s subsidiaries and/or consolidated VIEs are reported as noncontrolling interest in the condensed consolidated balance sheets (unaudited) within stockholders' / members' (deficit). Noncontrolling ownership interests that can be redeemed for cash where redemption is not within the sole control of the Company are classified as temporary equity in the condensed consolidated balance sheets (unaudited) in accordance with Accounting Standards Codification ("ASC") 480-10-S99-3(A)(2).

Liquidity and Going Concern

Within the nine months ended September 30, 2024, the Company incurred net losses and has operated with a working capital deficit. To date, the Company has financed its operations primarily through a combination of operating cash flows, the sale of equity securities and convertible debt, proceeds from the Merger (which was accounted for as a reverse recapitalization), and borrowings under loan facilities. At September 30, 2024, the Company had an accumulated deficit of $201,590 and a working capital deficit, as defined by a shortfall of current assets as compared with current liabilities of $132,857 and $104,743 as at September 30, 2024 and December 31, 2023, respectively. The Company’s net losses were $84,980 and $30,451 for the nine months ended September 30, 2024 and 2023, respectively. Net cash flows (used) provided by operating activities were $(54,434) and $3,617 for the nine months ended September 30, 2024 and 2023, respectively. A significant component of the Company’s operating losses and working capital deficit resulted from increased general and administrative costs associated with becoming a public company. The Company expects to incur operating losses in the near term as the Company advances its fleet modernization and associated cost savings initiatives.

As of September 30, 2024, the Company had cash and cash equivalents of $18,654.

The Company believes its cash and cash equivalents on hand, operating cash flows, and proceeds from the fractional program will be sufficient to fund operations, including capital expenditure requirements, for at least 12 months from the issuance date of these financial statements. However, the Company might need additional capital to fund growth plans or as circumstances change, which it would expect to obtain through equity issuances, refinancing existing debt or new borrowings. Adequate capital may not be available to the Company when needed or on acceptable terms. If the Company is unable to raise capital, it could be forced to delay, reduce, suspend or cease its working capital requirements, capital expenditures and business development efforts, which would have a negative impact on its business, prospects, operating results and financial condition.

1.
Organization and Operations

Nature of the Business

flyExclusive, Inc. is a holding company that has no material assets other than its ownership in LGM Enterprises, LLC ("LGM"), and flyExclusive, Inc. operates and controls all of the businesses and operations of LGM and LGM's subsidiaries. flyExclusive Inc. and its predecessor for accounting purposes, LGM, are collectively referred to herein as (“flyExclusive” or the “Company”). LGM is a premier owner, operator of jet aircraft and aircraft sales, with a focus on private jet charter. The Company's businesses provide separate offerings such as wholesale and retail ad hoc flights, a jet club program, partnership program, fractional program, and other services as well.

The Company provides private jet charter services primarily in North America. On February 28, 2020, the Company acquired Sky Night, LLC (“Sky Night”), in order to develop its international presence. As part of its plan to become a full-service private aviation company, in 2021, the Company launched its maintenance, repair, and overhaul operations (“MRO”), offering maintenance, interior and exterior refurbishment to third parties in addition to maintaining its own fleet.

On December 27, 2023 (the "Closing Date"), EG Acquisition Corp., a Delaware corporation ("EGA"), and LGM, a North Carolina limited liability company (“LGM”), consummated a business combination (the "Merger", see Note 3, "Merger") pursuant to the equity purchase agreement dated October 17, 2022 and subsequent amendment to the equity purchase agreement dated April 21, 2023, collectively, (the "Equity Purchase Agreement" or "EPA"). In connection with the closing of the Merger, EGA changed its name to flyExclusive, Inc. The common stock of flyExclusive ("flyExclusive Common Stock" or the "Company's Common Stock") and the public warrants of flyExclusive (the “Public Warrants”) commenced trading on The NYSE American LLC under the symbol "FLYX" and "FLYX WS", respectively, on December 28, 2023.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and with the rules and regulations of the United States Securities and Exchange Commission (the “SEC”).

Principles of Consolidation

The consolidated financial statements include the accounts of flyExclusive, its wholly-owned subsidiaries, all majority owned subsidiaries where the ownership is more than 50% and the accounts of variable interest entities (“VIE”) for which flyExclusive or one of its subsidiaries is the primary beneficiary, regardless of the ownership percentage.

All significant intercompany transactions and balances have been eliminated in consolidation. Where the Company’s ownership interest is less than 100%, the non-redeemable noncontrolling ownership interests held by third parties in the financial position and operating results of the Company’s subsidiaries and/or consolidated VIEs are reported as noncontrolling interest in the consolidated balance sheets within stockholders' / members' equity. Noncontrolling ownership interests that can be redeemed for cash whereby redemption is not within the sole control of the Company are classified as temporary equity in the consolidated balance sheets in accordance with Accounting Standards Codification ("ASC") 480-10-S99-3(A)(2).

Liquidity and Going Concern

Within the years ended December 31, 2023 and 2022, the Company incurred net losses and has operated with a working capital deficit. To date, the Company has financed its operations primarily through a combination of operating cash flows, the sale of equity securities and convertible debt, proceeds from the Reverse Recapitalization, and borrowings under loan facilities. At December 31, 2023, the Company had an accumulated deficit of $80,456 and a working capital deficit, as defined by a shortfall of current assets as compared with current liabilities of $104,743 and $6,934 as at December 31, 2023 and 2022, respectively. The Company’s net losses were $54,738 and $4,152 for the years ended December 31, 2023 and 2022, respectively. Net cash flows provided by operating activities were $8,665 and $45,639 during the years ended December 31, 2023 and 2022, respectively. A significant component of the Company’s operating losses and working capital deficit resulted from increased general and administrative costs associated with becoming a public company. The Company expects to incur operating losses in the near term as the Company advances its fleet modernization and associated cost savings initiatives.

As of December 31, 2023, the Company had cash and cash equivalents of $11,626. On January 26, 2024, subsequent to the reporting date, a subsidiary of the Company entered into a Senior Secured Note (the “Note”) to support its fractional aircraft ownership program. The Note allows for borrowings of an aggregate principal amount of up to approximately $25,773, with up to $25,000 earmarked specifically to finance the acquisition or refinancing of aircraft under this program. Additionally, on March 4, 2024, subsequent to the reporting date, the company raised an additional $25,000 in the form of Series A Preferred Stock. On March 9, 2024, subsequent to the reporting date, the Company entered into an amendment to the LOC Master Note to extend the maturity date to September 9, 2025. See Note 24, "Subsequent Events," for further information.

The Company believes its cash and cash equivalents on hand, operating cash flows, and proceeds from possible financings, if any, will be sufficient to fund operations, including capital expenditure requirements, for at least 12 months from the issuance date of these financial statements. However, the Company might need additional capital to fund growth plans or as circumstances change, which it could obtain through equity issuances, refinancing existing debt or new borrowings. Adequate capital may not be available to the Company when needed or on acceptable terms. If the Company is unable to raise capital, it could be forced to delay, reduce, suspend or cease its working capital requirements, capital expenditures and business development efforts, which would have a negative impact on its business, prospects, operating results and financial condition.